Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2015	2016
	RMB	RMB	US$
Prepaid expenses for bandwidth, rented data centers or cabinets	126,842	163,443	23,541
Staff field advances	20,819	22,429	3,230
Interest receivables	4,936	13,576	1,955
Receivables for the disposal of certain construction-in-progress	20,290	20,290	2,922
Tax recoverables	159,413	309,426	44,567
Deposits	18,191	19,596	2,822
Loan to third parties	119,244	62,433	8,992
Other receivables	172,818	165,938	23,901

	642,553	777,131	111,930